Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 13, 2023
C000243188 [Member]
Account Value [Line Items]
Account Value	$ 11,999	$ 11,397	$ 11,566	$ 11,329	$ 11,916	$ 11,021	$ 10,623	$ 10,614	$ 10,108	$ 9,524	$ 9,745	$ 10,000
Solactive GBS United States 1000 Index ($12,438) [Member]
Account Value [Line Items]
Account Value	12,438	12,262	11,872	11,342	11,848	11,481	10,896	10,749	10,247	9,376	9,613	10,000
S&P 500 Value Index ($12,065) [Member]
Account Value [Line Items]
Account Value	$ 12,065	$ 11,519	$ 11,595	$ 11,260	$ 11,766	$ 11,254	$ 10,921	$ 10,889	$ 10,318	$ 9,417	$ 9,582	$ 10,000